GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 19:       GEOGRAPHIC INFORMATION

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the Chief Operating Decision Maker, who is the Chief Executive Officer, in deciding how to allocate resources and assessing performance. Over the past few years, the Company has completed several acquisitions. These acquisitions have allowed the Company to expand its offerings, presence and reach in various market. While the Company has offerings in multiple enterprise market, the Company’s business operates in one segment which is the High Impact Advertising solutions, and the Company’s Chief Operating Decision Maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The following table presents the total revenues for the years ended December 31, 2015, 2016 and 2017, allocated to the geographic areas in which they were generated:

	Year ended December 31,
	2015	2016	2017

North America (mainly U.S.)	$173,424	$253,960	$213,471
Europe	40,612	47,012	48,146
Other	6,914	11,822	12,369

	$220,950	$312,794	$273,986

The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s property and equipment as of December 31, 2016 and 2017:

	December 31,
	2016	2017

Israel	$9,108	$12,229
U.S.	4,402	4,064
Europe	695	1,183

	14,205	$17,476